EQUITY (Stock Option Activity) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Outstanding	2,332,000
Granted	450,000	2,584,000
Canceled		252,000
Expired
Exercised
Outstanding	2,782,000	2,332,000
Exercisable	688,248	292,000
Weighted Average Price
Outstanding	$ 1.00
Granted	1.00	1.00
Canceled		1.00
Expired
Exercised
Outstanding	1.00	1.00
Exercisable	1.00	1.00
Exercise price range, minimum	1.00	1.00
Exercise price range, maximum	$ 1.00	$ 1.00
Weighted average life of options	3 years
Aggregate intrinsic value of options	$ 733,454	$ 593,775
Minimum [Member]
Weighted Average Price
Weighted average life of options	3 years 2 months 16 days	3 years 10 months 17 days
Maximum [Member]
Weighted Average Price
Weighted average life of options	9 years 1 month 13 days	9 years 5 months 12 days